Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Millions	Total	Common Stock	Contributed Capital	Reinvested Earnings	Accumulated Other Comprehensive Income	Treasury Stock	Deferred Compensation-ESOPs and Other	Noncontrolling Interests
Balance at beginning of year (in shares) at Dec. 31, 2013		2,967,610				(105,610)
Balance at beginning of year at Dec. 31, 2013		$ 297	$ 37,939	$ 1,782	$ 2,358	$ (3,961)	$ 421	$ 56,580
Foreign currency translation adjustments	$ (1,199)				(1,199)
Acquisition of noncontrolling interest (Note 2)			(26,898)					(55,960)
Net income attributable to Verizon	9,625			9,625
Restricted stock equity grant							166
Unrealized gains (losses) on cash flow hedges					(197)
Net income attributable to noncontrolling interests	2,331							2,331
Dividends declared ($2.285, $2.23, $2.16) per share				(8,960)
Amortization							(163)
Common shares issued (Note 2) (in shares)		1,274,764
Employee plans (Note 14) (in Shares)						14,132
Unrealized losses on marketable securities	(5)				(5)
Other comprehensive loss	(23)							(23)
Employee plans (Note 14)						$ 541
Defined benefit pension and postretirement plans	154				154
Total comprehensive income	2,308							2,308
Shareowner plans (in shares)(Note 14)						4,105
Other comprehensive income (loss)					(1,247)
Distributions and other								(1,550)
Shareowner plans (Note 14)						$ 157
Other (in Shares)						(37)
Other			114
Balance at end of year (in shares) at Dec. 31, 2014		4,242,374				(87,410)
Balance at end of year at Dec. 31, 2014	13,676	$ 424	11,155	2,447	1,111	$ (3,263)	424	1,378
Common shares issued (Note 2)		$ 127
Shares purchased, in Shares						(104,402)
Foreign currency translation adjustments	(208)				(208)
Net income attributable to Verizon	17,879			17,879
Restricted stock equity grant							208
Shares purchased						$ (5,134)
Unrealized gains (losses) on cash flow hedges					(194)
Net income attributable to noncontrolling interests	496							496
Dividends declared ($2.285, $2.23, $2.16) per share				(9,080)
Amortization							(204)
Employee plans (Note 14) (in Shares)						17,072
Unrealized losses on marketable securities	(11)				(11)
Employee plans (Note 14)						$ 740
Defined benefit pension and postretirement plans	(148)				(148)
Total comprehensive income	$ 496							496
Shareowner plans (in shares)(Note 14)	22,600					5,541
Other comprehensive income (loss)					(561)
Distributions and other								(460)
Shareowner plans (Note 14)	$ 900					$ 241
Other			41
Balance at end of year (in shares) at Dec. 31, 2015		4,242,374				(169,199)
Balance at end of year at Dec. 31, 2015	17,842	$ 424	11,196	11,246	550	$ (7,416)	428	1,414
Foreign currency translation adjustments	(159)				(159)
Net income attributable to Verizon	13,127			13,127
Restricted stock equity grant							223
Unrealized gains (losses) on cash flow hedges					198
Net income attributable to noncontrolling interests	481							481
Dividends declared ($2.285, $2.23, $2.16) per share				(9,314)
Amortization							(202)
Employee plans (Note 14) (in Shares)						3,439
Unrealized losses on marketable securities	(55)				(55)
Employee plans (Note 14)						$ 150
Defined benefit pension and postretirement plans	2,139				2,139
Total comprehensive income	$ 481							481
Shareowner plans (in shares)(Note 14)	3,500					70
Other comprehensive income (loss)					2,123
Distributions and other								(387)
Shareowner plans (Note 14)						$ 3
Other			(14)
Balance at end of year (in shares) at Dec. 31, 2016		4,242,374				(165,690)
Balance at end of year at Dec. 31, 2016	$ 24,032	$ 424	$ 11,182	$ 15,059	$ 2,673	$ (7,263)	$ 449	$ 1,508